Net Loss per Share - Summary Of Anti-Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	1,020,187	1,020,187
Stock Options [Member]
Class of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	33,354,871	35,276,812
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	124,932,207	70,119,944
RSA [Member]
Class of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	419,049	675,887